Financial Instruments and Financial Risk Management - Schedule of Contractual Maturities of Financial Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Apr. 23, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities (note 13)	$ 16,835	$ 22,808			$ 31,855
Long-term portion of royalty payment obligations	107
Lease liabilities	33,452	38,237		$ 42,701
Long-term portion of other employee benefit liabilities	206
Long-term debt	40,532	$ 8,834	$ 141,536		$ 125,804
Contractual maturities of financial liabilities	91,132
Accounts payable and accrued liabilities, Contractual cash flows	16,835
Long-term portion of royalty payment obligations, Contractual cash flows	331
Lease liabilities, Contractual cash flows	65,444
Long-term portion of other employee benefit liabilities, Contractual cash flows	206
Long-term debt, Contractual cash flows	54,947
Contractual cash flow maturities of financial liabilities	137,763
Within 1-year
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities, Contractual cash flows	16,835
Lease liabilities, Contractual cash flows	7,434
Long-term debt, Contractual cash flows	3,945
Contractual cash flow maturities of financial liabilities	28,214
1-3 Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Long-term portion of royalty payment obligations, Contractual cash flows	51
Lease liabilities, Contractual cash flows	13,957
Long-term portion of other employee benefit liabilities, Contractual cash flows	206
Long-term debt, Contractual cash flows	10,649
Contractual cash flow maturities of financial liabilities	24,863
3-5 Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Long-term portion of royalty payment obligations, Contractual cash flows	51
Lease liabilities, Contractual cash flows	13,328
Long-term debt, Contractual cash flows	40,353
Contractual cash flow maturities of financial liabilities	53,732
More than 5 years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Long-term portion of royalty payment obligations, Contractual cash flows	229
Lease liabilities, Contractual cash flows	30,725
Contractual cash flow maturities of financial liabilities	$ 30,954